Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision were as follows:

(millions)	2018	2017	2016
Current tax provision
Federal	$673.1	$680.9	$469.6
State	21.5	12.8	12.7
Deferred tax expense (benefit)
Federal	(145.9)	(149.4)	(66.3)
State	(6.1)	(3.5)	(2.5)
Total income tax provision	$542.6	$540.8	$413.5

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2018		2017		2016
Income before income taxes	$3,163.6		$2,138.9		$1,470.7
Tax at statutory federal rate	$664.4	21%	$748.6	35%	$514.8	35%
Tax effect of:
Tax credits[1]	(76.3)	(2)	(52.4)	(2)	(62.2)	(4)
Stock-based compensation[2]	(25.1)	(1)	(25.1)	(1)	0	0
Tax-deductible dividends	(14.6)	(1)	(9.7)	0	(6.1)	0
Dividends received deduction[3,4]	(9.7)	0	(20.7)	(1)	(22.6)	(2)
Exempt interest income[4]	(5.9)	0	(16.9)	(1)	(15.7)	(1)
Nondeductible compensation expense[5]	(0.2)	0	10.1	0	0.5	0
Net deferred tax liability revaluation[6]	0	0	(99.5)	(5)	0	0
State income taxes, net of federal taxes	12.2	0	6.0	0	6.6	0
Other items, net	(2.2)	0	0.4	0	(1.8)	0
Total income tax provision	$542.6	17%	$540.8	25%	$413.5	28%

[1] Includes $71.0 million, $48.7 million, and $58.7 million for 2018, 2017, and 2016, respectively, of benefits on investments in federal renewable energy tax credit funds.
[2] Represents excess tax benefits associated with share-based payments awards. Prior to 2017, these excess tax benefits were recorded directly to additional paid-in capital under the then existing accounting guidance.
[3] 2018 amount reflects a dividends received deduction percentage of 50% under the 2017 Tax Act. In 2017 and prior years the deduction percentage was 70%.
[4] 2018 amounts reflect a proration percentage of 25% for such income attributable to investments held by our insurance companies. In 2017 and prior years the proration percentage was 15%.
[5] Decrease in 2018 reflects our updated interpretation regarding compensation that qualifies for deduction under the 2017 Tax Act based on additional guidance issued. Increase in 2017 primarily reflected our initial interpretation regarding the deductibility of such compensation. See further discussion below.
[6] Pursuant to the 2017 Tax Act.

Components of Net Deferred Tax Assets
The following table shows the components of the net deferred tax asset (liability) at December 31, 2018 and 2017, respectively. As noted above, the federal deferred tax assets (liabilities) at December 31, 2017, have been revalued to reflect the new 21% federal corporate income tax rate under the 2017 Tax Act.

(millions)	2018	2017
Federal deferred tax assets:
Unearned premiums reserve	$439.9	$368.9
Non-deductible accruals	169.3	166.0
Loss and loss adjustment expense reserves	134.6	48.4
Net unrealized losses on fixed-maturity securities	28.2	0
Hedges on forecasted transactions	4.6	4.8
Other	16.2	7.3
Federal deferred tax liabilities:
Net holding period gains on equity securities	(316.8)	0
Deferred acquisition costs	(199.8)	(163.9)
Property and equipment	(85.7)	(75.5)
Loss and loss adjustment expense reserve transition adjustment	(58.5)	0
Intangible assets	(52.2)	(66.6)
Investment basis differences	(43.3)	(5.5)
Prepaid expenses	(4.7)	(7.1)
Deferred gain on extinguishment of debt	0	(0.4)
Net unrealized gains on securities	0	(419.5)
Other	(8.9)	(6.1)
Net federal deferred tax asset (liability)	22.9	(149.2)
Net state deferred tax asset	20.3	14.2
Net deferred tax asset (liability)	$43.2	$(135.0)